HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedges of net investment in foreign operations [abstract]
Hedged Items	$ 514,713	$ (797,514)	$ (6,675,329)
Hedging financial liabilities in foreign currency	(500,007)	760,997	2,549,821
Hedging derivatives in foreign currency			$ 4,051,499
Net OCI account	14,706	(36,517)
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Hedged Items	248,173	(393,836)
Hedging financial liabilities in foreign currency	(244,040)	385,379
Net OCI account	4,133	(8,457)
Other subsidiaries and branches Banco de Bogot
Hedges of net investment in foreign operations [abstract]
Hedged Items	93,700	(137,731)
Hedging financial liabilities in foreign currency	(88,419)	118,577
Net OCI account	5,281	(19,154)
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Hedged Items	23,613	(30,956)
Hedging financial liabilities in foreign currency	(23,613)	30,956
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Hedged Items	39,893	(42,091)
Hedging financial liabilities in foreign currency	(39,893)	42,091
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Hedged Items	15,975	(25,513)
Hedging financial liabilities in foreign currency	(15,974)	25,513
Net OCI account	1
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	18,181	(32,050)
Hedging financial liabilities in foreign currency	(12,890)	23,144
Net OCI account	5,291	(8,906)
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Hedged Items	58,205	(106,851)
Hedging financial liabilities in foreign currency	(58,205)	106,851
Promigas Per S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	2,830	(4,763)
Hedging financial liabilities in foreign currency	(2,830)	4,763
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	14,139	(23,718)
Hedging financial liabilities in foreign currency	(14,139)	23,718
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Hedged Items		(5)
Hedging financial liabilities in foreign currency		$ 5
Promigas USA INC
Hedges of net investment in foreign operations [abstract]
Hedged Items	4
Hedging financial liabilities in foreign currency	$ (4)